Acquisition (Tables)	12 Months Ended
May 31, 2013
Business Combinations [Abstract]
Preliminary Purchase Price Allocation
The following table summarizes the purchase price allocation:

(in millions)
Inventory	$93.7
Prepaid expenses and other	2.1
Instruments	29.2
Other property, plant and equipment	7.2
Liabilities assumed	(5.6)
Intangible assets	141.5
Goodwill	11.9
Purchase price	$280.0